Segment information (Summary of total revenues and category of selected assets by geography) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenues [note 7]	$ 19,013,503	$ 31,068,350
Property and equipment [note 15]	3,393,452	3,712,937
Right-of-use assets	4,818,744	5,765,993	$ 3,701,000
Intangible assets [note 17]	2,104,848	2,774,198
Goodwill [note 18]	2,660,607	2,660,607
Total selected asset categories by geographic market	12,977,651	14,913,735
Brazil
Disclosure of geographical areas [line items]
Revenues [note 7]	162,797	1,475,608
Canada
Disclosure of geographical areas [line items]
Revenues [note 7]	11,933,904	7,383,884
Property and equipment [note 15]	3,372,356	3,685,974
Right-of-use assets	4,818,744	5,765,993
Intangible assets [note 17]	2,104,848	2,774,198
Goodwill [note 18]	2,660,607	2,660,607
Total selected asset categories by geographic market	12,956,555	14,886,772
England
Disclosure of geographical areas [line items]
Revenues [note 7]	0	634
Germany
Disclosure of geographical areas [line items]
Revenues [note 7]	11,606	3,867
India
Disclosure of geographical areas [line items]
Revenues [note 7]	91,699	698,837
Property and equipment [note 15]	21,096	26,963
Right-of-use assets	0	0
Intangible assets [note 17]	0	0
Goodwill [note 18]	0	0
Total selected asset categories by geographic market	21,096	26,963
Israel
Disclosure of geographical areas [line items]
Revenues [note 7]	27,360	126,246
Italy
Disclosure of geographical areas [line items]
Revenues [note 7]	1,309,478	2,514,665
Mexico
Disclosure of geographical areas [line items]
Revenues [note 7]	371,668	920,818
Netherlands
Disclosure of geographical areas [line items]
Revenues [note 7]	112,634	0
Poland
Disclosure of geographical areas [line items]
Revenues [note 7]	47,591	60,406
Saudi Arabia
Disclosure of geographical areas [line items]
Revenues [note 7]	1,511,142	7,019,953
South Africa
Disclosure of geographical areas [line items]
Revenues [note 7]	29,997	0
Spain
Disclosure of geographical areas [line items]
Revenues [note 7]	22,049	1,178
United States of America
Disclosure of geographical areas [line items]
Revenues [note 7]	2,661,071	10,567,741
Vietnam
Disclosure of geographical areas [line items]
Revenues [note 7]	$ 720,507	$ 294,513